Summary of Significant Accounting Policies - Schedule of Company’s Revenue by Revenue Categories (Details)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Total revenue	$ 8,811,646	$ 6,449,748	$ 13,353,013	$ 7,215,952
New Construction [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	7,600,302	5,563,096	7,675,725	3,917,911
Reconstruction [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	180,203	131,901	1,599,688	1,942,247
Addition and Alteration work [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	999,031	731,248	3,628,036	824,089
Other General Contracting Services [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	$ 32,110	$ 23,503	$ 449,564	$ 531,705